Mergers and Acquisitions - Summary of Pro Forma Financial Data of Historical Financial Statements Related to Business Combinations (Detail) - Aggregated Individually Immaterial Business Combinations
$ in Millions
12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenues	$ 185,737
Income before taxes	17,763
Net income	$ 15,500